UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31,2009.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12/31/09

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  4922199 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Marvell Technology Group       COM     G5876H105     2257  108790SH              Sole              108790
AES Corp                       COM     00130H105     1317   98980SH              Sole               98980
American Express               COM     025816109     1688   41650SH              Sole               41650
Anadarko Petroleum             COM     032511107     1641   26290SH              Sole               26290
Apple Computer                 COM     037833100     4096   19439SH              Sole               19439
Chevron Corp                   COM      166764100     401    5208SH              Sole                5208
Cliffs Natural Resources       COM     18683K101     1723   37385SH              Sole               37385
Coach Inc                      COM      189754104    1703   46620SH              Sole               46620
Coca-Cola Co                   COM      191216100     719   12610SH              Sole               12610
Colgate-Palmolive              COM      194162103     244    2975SH              Sole                2975
Corning Inc                    COM      219350105    1671   86525SH              Sole               86525
Deerfield Capital Corporation  COM      244331104     161   35000SH              Sole               35000
Ebay Inc                       COM      278642103    1509   64150SH              Sole               64150
Emerson Corp                   COM      291011104     204    4800SH              Sole                4800
Ennis Inc                      COM      293389102     569   33861SH              Sole               33861
Exxon Mobil                    COM     30231G102     1150   16858SH              Sole               16858
Flowserve Corp                 COM     34354P105     1567   16580SH              Sole               16580
Franklin Resources             COM      354613101    1714   16270SH              Sole               16270
Freeport McMoRan Copper & Gold COM     35671D857     1869   23280SH              Sole               23280
Gabriel Resources              COM      361970106     108   26000SH              Sole               26000
General Mills                  COM      370334104    2165   30575SH              Sole               30575
Goldman Sachs Group            COM     38141G104     1948   11540SH              Sole               11540
Google Inc Class A             COM     38259P508     2018    3255SH              Sole                3255
H J Heinz                      COM      423074103    1504   35165SH              Sole               35165
International Business Machine COM      459200101    3091   23611SH              Sole               23611
Johnson & Johnson              COM      478160104     958   14872SH              Sole               14872
Jones Lang Lasalle             COM     48020Q107     1050   17381SH              Sole               17381
Joy Global                     COM      481165108    2203   42725SH              Sole               42725
McDonalds Corp                 COM      580135101     222    3550SH              Sole                3550
McKesson HBOC Inc              COM     58155Q103     1678   26840SH              Sole               26840
Medco Health Solutions Inc     COM     58405U102     2866   44840SH              Sole               44840
Medtronic Inc                  COM      585055106    1911   43460SH              Sole               43460
Merck & Co Inc                 COM     58933Y105      214    5861SH              Sole                5861
Mylan Labs Inc                 COM      628530107    2055  111510SH              Sole              111510
NII Holdings                   COM     62913F201     2958   88085SH              Sole               88085
Netflix                        COM     64110L106     1784   32385SH              Sole               32385
Oracle Systems                 COM     68389X105      477   19456SH              Sole               19456
Patriot Scientific Corp        COM     70336N107        2   10000SH              Sole               10000
PepsiCo Inc                    COM      713448108    1577   25930SH              Sole               25930
Procter & Gamble               COM      742718109     307    5070SH              Sole                5070
Rambus Inc                     COM      750917106    1717   70350SH              Sole               70350
Rick's Cabaret                 COM      765641303     171   20000SH              Sole               20000
Schlumberger                   COM      806857108    1387   21304SH              Sole               21304
Sybase Inc                     COM      871130100    1886   43450SH              Sole               43450
Target Corporation             COM     87612E106     1551   32060SH              Sole               32060
United Technologies            COM      913017109    2277   32800SH              Sole               32800
Walgreen                       COM      931422109    1898   51700SH              Sole               51700
WebMediaBrands Inc             COM     94770W100     2931 3331153SH              Sole             3331153
